Prepayments and other current assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepayments and other current assets
Prepayments and other current assets, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Prepayments to suppliers	13,222	26,255
Deductible VAT	5,221	10,063
Contract cost assets	2,724	6,164
Others	15,216	19,519
Prepayments and other current assets, net	36,383	62,001